Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Summary of Significant Accounting Policies
Summary of calculation of basic and diluted net income (loss) per ordinary share

	For the Three	For the
	Three Months Ended	Nine Months Ended
	September 30,	September 30,
	2021	2021
Class A common stock

Net loss allocable to Class A common stock	$(3,680,202)	$(2,193,437)

Basic and diluted weighted average shares outstanding	31,625,000	24,674,451
Basic and diluted net loss per share	$(0.12)	$(0.09)
Non-Redeemable Class B common stock

Net loss allocable to Class B common stock	$(920,051)	$(702,826)

Basic and diluted weighted average shares outstanding	7,906,250	7,906,250
Basic and diluted net loss per share	$(0.12)	$(0.09)